Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Nov. 26, 2025	Nov. 10, 2025	Oct. 02, 2025
Subsequent Events [Line Items]
Ordinary shares issued		1,000,000,000
Aggregate offering amount	$ 200.0
Investor [Member]
Subsequent Events [Line Items]
Shares issued price per shares			$ 1
Mr. Jianhui Ye [Member]
Subsequent Events [Line Items]
Percentage of equity interests			100.00%
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued			136,000